Leases - Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ 2,278
2022	3,064	$ 3,046
2023	3,121	3,064
2024	2,444	3,121
2026	2,631
Thereafter	9,647	9,647
Total payments	23,185	23,953
Imputed interest/present value discount	(8,140)	(8,570)
Present value of lease liabilities	15,045	15,383	$ 14,794
Finance Leases
2022	217
2022	126	258
2023	63	81
2024	0	18
2025	0	0
Thereafter	0
Total payments	406	357
Imputed interest/present value discount	(31)	(20)
Present value of lease liabilities	$ 375	$ 337	$ 539